SUPPLEMENT TO
                        EQUITABLE ACCUMULATOR(SM) SELECT
                                (IRA, NQ, AND QP)
                        PROSPECTUS DATED MAY 1, 1998, AND
              TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998

          Combination Variable and Fixed Deferred Annuity Certificates

                                    Issued By
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) changes certain information contained in the Profile and Prospectus dated May 1, 1998, and the Tax Sheltered Annuity prospectus supplement (TSA SUPPLEMENT) dated June 18, 1998. Capitalized terms have the same meaning as in the Prospectus and TSA Supplement.

Effective January 4, 1999, the interest rate credited under the Guaranteed Minimum Income Benefit benefit base and the Guaranteed Minimum Death Benefit will be reduced to 5% (3% for amounts in the Alliance Money Market Fund and the Guarantee Periods). The guaranteed minimum annuity purchase factors used in calculating the Guaranteed Minimum Income Benefit will be based on interest at 2.5% for all years.

For applications received at our Processing Office on or before December 31, 1998, with funds received by December 31, 1998, the benefits as described in the Prospectus will apply. For applications where funds are to be received under 1035 Exchanges and direct custodian-to-custodian IRA or TSA transfers, if all paperwork is received at our Processing Office on or before December 31, 1998, with funds received by February 26, 1999, the benefits described in the Prospectus will also apply. For all applications received at our Processing Office after December 31, 1998, the benefits as described in this Supplement will apply.

THE FOLLOWING CHANGES APPLY TO THE PROFILE:

IN THE TABLE UNDER "EXPENSES" IN ITEM 5, PLEASE NOTE THAT THE EXPENSE NUMBERS UNDER THE COLUMN HEADING "10 YEARS" WILL BE SLIGHTLY LOWER THAN THE NUMBERS SHOWN DUE TO THE REDUCTION IN THE INTEREST RATE CREDITED UNDER THE GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE.

IN THE SECOND PARAGRAPH OF ITEM 9 "DEATH BENEFIT," "5% ROLL UP TO AGE 80" REPLACES "6% ROLL UP TO AGE 80."

THE FOLLOWING REPLACES THE THIRD PARAGRAPH IN ITEM 9 "DEATH BENEFIT":

5% Roll Up to Age 80 -- We add interest to the initial amount at 5% (3% for amounts in the Alliance Money Market Fund and Guaranteed Fixed Interest Accounts) through the annuitant's age 80 (or at the annuitant's death, if earlier). The 5% interest rate will still apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program discussed in item 10 "OTHER INFORMATION."


IN ITEM 10 "OTHER INFORMATION" UNDER "BASEBUILDER(R) BENEFITS" -- "DEATH BENEFIT," "5% ROLL UP TO AGE 80" REPLACES "6% ROLL UP TO AGE 80."


--------------------------------------------------------------------------------
    Copyright 1998 The Equitable Life Assurance Society of the United States,
                           New York, New York 10104.
       All rights reserved. Accumulator is a service mark and baseBUILDER is a registered service mark of
           The Equitable Life Assurance Society of the United States.


SUPPLEMENT DATED NOVEMBER 30, 1998

PROS 4ACS SUPP3 (11/98)

THE FOLLOWING CHANGES APPLY TO THE PROSPECTUS AND TSA SUPPLEMENT:

IN THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 8 OF THE PROSPECTUS, PLEASE NOTE THAT OTHER THAN FOR SURRENDER IN THE FIRST YEAR WHEN THE EXPENSE NUMBERS WILL BE THE SAME, THE NUMBERS WILL BE SLIGHTLY LOWER THAN THE NUMBERS SHOWN DUE TO THE CHANGE IN THE INTEREST RATE CREDITED UNDER THE GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE HEADING "BASEBUILDER BENEFITS" ON PAGE 22 OF THE PROSPECTUS:

The baseBUILDER option provides guaranteed benefits in the form of a Combined Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit. The combined benefit is available for Annuitant issue ages 20 through 75 and is subject to an additional charge (see "baseBUILDER Benefits Charge" in Part 5 of the Prospectus). baseBUILDER provides a degree of protection for you while the Annuitant lives (Income Benefit), as well as for the beneficiary should the Annuitant die. As part of baseBUILDER you will have a choice of two Guaranteed Minimum Death Benefit options for Annuitant issue ages 20 through 75: (i) a 5% Roll Up to Age 80 or (ii) an Annual Ratchet to Age 80. The Guaranteed Minimum Death Benefit choices are still provided under the Certificate even if you do not elect baseBUILDER. The two choices are also provided for Annuitant issue ages 0 through 19 under NQ Certificates and for Annuitant issue ages 76 through 79.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH AND THE CHART FOLLOWING THE PARAGRAPH UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT" ON PAGE 23 OF THE
PROSPECTUS:


Illustrated below are Guaranteed Minimum Income Benefit amounts per $100,000 of initial contribution, for a male Annuitant age 60 (at issue) on Contract Date anniversaries as indicated below, assuming no subsequent contributions, withdrawals, or loans under TSA Certificates, and assuming there were no allocations to the Alliance Money Market Fund or the Guaranteed Period Account.


         ---------------------------------------------------------------
                                            Guaranteed Minimum
                                      Income Benefit -- Annual Income
               Contract Date              Payable for Life with
          Anniversary at Exercise         10 Year Period Certain
         ---------------------------------------------------------------
                   7                              $ 8,315
                  10                               10,341
                  15                               14,924
         ---------------------------------------------------------------

THE FOLLOWING REPLACES THE FIRST THREE PARAGRAPHS UNDER THE SUBHEADING "GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 24 OF THE PROSPECTUS AND THE SECOND PARAGRAPH UNDER THE SUBHEADING "GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 4 OF THE TSA SUPPLEMENT:

Applicable for Annuitant Issue Ages 0 through 79 under NQ Certificates; 20 through 79 under Traditional IRA, Roth IRA and TSA Certificates; and 20 through 70 under QP Certificates

You elect either the "5% Roll Up to Age 80" or the "Annual Ratchet to Age 80" Guaranteed Minimum Death Benefit when you apply for a Certificate. Once elected, the benefit may not be changed.

5% Roll Up to Age 80 -- On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the initial contribution. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 5% (3% for amounts in the Alliance Money Market Fund and the Guarantee Periods) on each Contract Date anniversary (compounded annually) through the Annuitant's age 80 (or at the Annuitant's death, if earlier), and 0% thereafter. An interest rate of 5% will apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program. Under TSA Certificates, while a loan is outstanding, the amount in the loan reserve account will be credited with interest at 3%.

On the date that a subsequent contribution is applied, your current Guaranteed Minimum Death Benefit will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Death Benefit will be adjusted for the withdrawal. See "How Withdrawals Affect Your Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit" below.

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 30 OF THE PROSPECTUS:

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

Guaranteed Minimum Income Benefit benefit base -- Your current Guaranteed Minimum Income Benefit benefit base (described below) will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 5% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 5% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Income Benefit benefit base on a pro rata basis.

5% Roll Up to Age 80 -- If you elect the 5% Roll Up to Age 80 Guaranteed Minimum Death Benefit, your current Guaranteed Minimum Death Benefit will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 5% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 5% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Death Benefit on a pro rata basis.

Annual Ratchet to Age 80 -- If you elect the Annual Ratchet to Age 80 Guaranteed Minimum Death Benefit, each withdrawal will always reduce your current Guaranteed Minimum Death Benefit on a pro rata basis.

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of the Annuity Account Value (as of the Transaction Date) that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your Annuity Account Value is $30,000 and you withdraw $12,000, you have withdrawn 40% ($12,000/ $30,000) of your Annuity Account Value. If your Guaranteed Minimum Death Benefit was $40,000 prior to the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new Guaranteed Minimum Death Benefit after the withdrawal would be $24,000 ($40,000
- $16,000).

The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your Guaranteed Minimum Income Benefit or Guaranteed Minimum Death Benefit.

THE FOLLOWING REPLACES THE INFORMATION UNDER THE SUBHEADING "GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE" ON PAGE 30 OF THE PROSPECTUS AND THE PARAGRAPH UNDER THE SUBHEADING "GUARANTEED MINIMUM INCOME BENEFIT ON PAGE 4 OF THE TSA
SUPPLEMENT:

On the Contract Date, the Guaranteed Minimum Income Benefit benefit base is equal to the initial contribution. Thereafter, the Guaranteed Minimum Income Benefit benefit base is credited with interest at 5% (3% for amounts in the Alliance Money Market Fund and the Guarantee Periods) on each Contract Date anniversary (compounded annually) through the Annuitant's age 80, and 0% thereafter. An interest rate of 5% will apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program. Under TSA Certificates, while a loan is outstanding, the amount in the loan reserve account will be credited with interest at 3%.

On the date that a subsequent contribution is applied, your current Guaranteed Minimum Income Benefit benefit base will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Income Benefit benefit base will be reduced by (i) the dollar amount of the withdrawal or (ii) the percentage of the Annuity Account Value being withdrawn, as explained above.

Your Guaranteed Minimum Income Benefit benefit base is applied to guaranteed minimum annuity purchase factors to determine the Guaranteed Minimum Income Benefit. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5%, and (ii) mortality tables that assume increasing longevity. These interest and mortality factors are generally more conservative than the basis underlying current annuity purchase factors, which means that they would produce less periodic income for an equal amount applied.

Your Guaranteed Minimum Income Benefit benefit base does not create an Annuity Account Value or a Cash Value and is used solely for purposes of calculating your Guaranteed Minimum Income Benefit.

THE FOLLOWING REPLACES APPENDIX III ON PAGE 58 OF THE PROSPECTUS:

             APPENDIX III: GUARANTEED MINIMUM DEATH BENEFIT EXAMPLE
--------------------------------------------------------------------------------

Under the Certificates the death benefit is equal to the Annuity Account Value or, if greater, the Guaranteed Minimum Death Benefit (see "Guaranteed Minimum Death Benefit" on page 2 of this Supplement and on page 24 of the Prospectus).

The following is an example illustrating the calculation of the Guaranteed Minimum Death Benefit. Assuming $100,000 is allocated to the Investment Funds (with no allocation to the Alliance Money Market Fund or the Guarantee Periods), no subsequent contributions, no transfers, no withdrawals, and no loans under a TSA Certificate, the Guaranteed Minimum Death Benefit for an Annuitant age 45 would be calculated as follows:

   --------------------------------------------------------------------------------------------------------------------
          End of                                              5% Roll Up to Age 80         Annual Ratchet to Age 80
         Contract                   Annuity                    Guaranteed Minimum             Guaranteed Minimum
           Year                  Account Value                   Death Benefit                  Death Benefit
   --------------------------------------------------------------------------------------------------------------------
             1                       $105,000                        $105,000(1)                  $105,000(3)
             2                       $115,500                        $110,250(2)                  $115,500(3)
             3                       $132,825                        $115,763(2)                  $132,825(3)
             4                       $106,260                        $121,551(1)                  $132,825(4)
             5                       $116,886                        $127,628(1)                  $132,825(4)
             6                       $140,263                        $134,010(2)                  $140,263(3)
             7                       $140,263                        $140,710(1)                  $140,263(4)
   --------------------------------------------------------------------------------------------------------------------

The Annuity Account Values for Contract Years 1 through 7 are determined based on hypothetical rates of return of 5.00%, 10.00%, 15.00%, (20.00)%, 10.00%,
20.00% and 0.00%, respectively.

5% ROLL UP TO AGE 80


(1) At the end of Contract Years 1, 4, and 5, and again at the end of Contract Year 7, the death benefit will be equal to the Guaranteed Minimum Death Benefit.

(2) At the end of Contract Years 2 and 3, and again at the end of Contract Year 6, the death benefit will be equal to the Annuity Account Value since it is higher than the current Guaranteed Minimum Death Benefit.

ANNUAL RATCHET TO AGE 80

(3) At the end of Contract Years 1, 2, and 3, and again at the end of Contract Year 6, the Guaranteed Minimum Death Benefit is equal to the current Annuity Account Value.

(4) At the end of Contract Years 4, 5, and 7, the Guaranteed Minimum Death Benefit is equal to the Guaranteed Minimum Death Benefit at the end of the prior year since it is equal to or higher than the current Annuity Account Value.

                                  SUPPLEMENT TO
                        EQUITABLE ACCUMULATOR(SM) SELECT
                                (IRA, NQ AND QP)
                        PROSPECTUS DATED MAY 1, 1998 AND
              TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998

          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES

                                   Issued By:
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) changes certain information in the Equitable Accumulator (IRA, NQ and QP) prospectus dated May 1, 1998, and the Tax Sheltered Annuity prospectus supplement dated June 18, 1998 (TSA SUPPLEMENT). This Supplement describes the baseBUILDER(R) Combined Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit offered to Annuitant issue ages 76 through 83. Capitalized terms in this supplement have the same meaning as in the Prospectus and TSA Supplement.


The versions of the Combined Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit discussed on page 22 of the prospectus under "baseBUILDER Benefits" and page 4 of the TSA Supplement are not available for Annuitant issue ages 76 through 83. The combined benefit available for these issue ages was offered under prospectus supplements dated May 1, 1998 and June 18, 1998 (PRIOR SUPPLEMENTS).


Effective January 4, 1999, the interest rate credited under the Guaranteed Minimum Income Benefit benefit base and the Guaranteed Minimum Death Benefit will be reduced to 3%. The guaranteed minimum annuity purchase factors used in calculating the Guaranteed Minimum Income Benefit will be based on interest at 2.5% for all years.

For applications received at our Processing Office on or before December 31, 1998, with funds received by December 31, 1998, the benefits as described in the Prior Supplements will apply. For applications where funds are to be received under 1035 Exchanges and direct custodian-to-custodian IRA or TSA transfers, if all paperwork is received at our Processing Office on or before December 31, 1998, with funds received by February 26, 1999, the benefit described in the Prior Supplements will also apply. For all applications received at our Processing Office after December 31, 1998, the benefits as described in this Supplement will apply.

The charge for the benefit described in this Supplement is 0.30% of the Guaranteed Minimum Income Benefit benefit base in effect on a Processing Date.

THE EXERCISE DATES AND PERIOD CERTAIN FOR THE GUARANTEED MINIMUM INCOME BENEFIT APPLICABLE TO THE COMBINED BENEFIT IS AS FOLLOWS:

     The Guaranteed Minimum Income Benefit may be exercised only within 30 days following the 7th or later Contract Date anniversary, but in no event later than the Annuitant's age 90.


     The period certain will be 90 less the Annuitant's age at exercise.


THE GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE TO THE COMBINED BENEFIT IS AS
FOLLOWS:

     3% Roll Up to Age 85 - On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the initial contribution. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 3% on each Contract Date anniversary (compounded annually) through the Annuitant's age 85 (or at the Annuitant's death, if earlier), and 0% thereafter.


--------------------------------------------------------------------------------
    Copyright 1998 The Equitable Life Assurance Society of the United States,
                           New York, New York 10104.
               All rights reserved. Accumulator is a service mark
                 and baseBUILDER is a registered service mark of
           The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED NOVEMBER 30, 1998

PROS 4ACS SUPP4 (11/98)

     On the date that a subsequent contribution is applied, your current Guaranteed Minimum Death Benefit will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Death Benefit will be adjusted for the withdrawal.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH AND THE CHART FOLLOWING THE PARAGRAPH UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT" ON PAGE 23 OF THE
PROSPECTUS:


Illustrated below are Guaranteed Minimum Income Benefit amounts per $100,000 of initial contribution, for a male Annuitant age 76 (at issue) on Contract Date anniversaries as indicated below, assuming no subsequent contributions, withdrawals, or loans under TSA Certificates.


       ------------------------------------------------------------------------------------------------------------
                 Contract Date                         Form of                     Guaranteed Minimum Income
            Anniversary at Exercise                    Annuity                      Benefit -- Annual Income
       ------------------------------------------------------------------------------------------------------------
                       7                   Life with 7 Year Period Certain                 $11,647.84

                       14                             Life only                             21,587.70
       ------------------------------------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 30 OF THE PROSPECTUS:

     Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

     Your current Guaranteed Minimum Income Benefit benefit base (described below) and your current Guaranteed Minimum Death Benefit will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 3% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 3% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Income Benefit benefit base and your current Guaranteed Minimum Death Benefit on a pro rata basis.

     Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of the Annuity Account Value (as of the Transaction Date) that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your Annuity Account Value is $30,000 and you withdraw $12,000, you have withdrawn 40% ($12,000/ $30,000) of your Annuity Account Value. If your Guaranteed Minimum Death Benefit was $40,000 prior to the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new Guaranteed Minimum Death Benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

     The timing of your withdrawals and whether they exceed the 3% threshold described above can have a significant impact on your Guaranteed Minimum Income Benefit or Guaranteed Minimum Death Benefit.

THE FOLLOWING REPLACES THE FIRST TWO PARAGRAPHS UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE" ON PAGE 30 OF THE PROSPECTUS:


     On the Contract Date, the Guaranteed Minimum Income Benefit benefit base is equal to the initial contribution. Thereafter, the Guaranteed Minimum Income Benefit benefit base is credited with interest at 3% on each Contract Date anniversary (compounded annually) through the Annuitant's age 85, and 0% thereafter.

     On the date that a subsequent contribution is applied, your current Guaranteed Minimum Income Benefit benefit base will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Income Benefit benefit base will be reduced by (i) the dollar amount of the withdrawal or (ii) the percentage of the Annuity Account Value being withdrawn, as explained above.

     Your Guaranteed Minimum Income Benefit benefit base is applied to guaranteed minimum annuity purchase factors to determine the Guaranteed Minimum Income Benefit. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5%, and (ii) mortality tables that assume increasing longevity. These interest and mortality factors are generally more conservative than the basis underlying current annuity purchase factors, which means that they would produce less periodic income for an equal amount applied.

THE FOLLOWING REPLACES APPENDIX III ON PAGE 58 OF THE PROSPECTUS:

             APPENDIX III: GUARANTEED MINIMUM DEATH BENEFIT EXAMPLE
--------------------------------------------------------------------------------

Under the Certificates the death benefit is equal to the Annuity Account Value or, if greater, the Guaranteed Minimum Death Benefit (see "Guaranteed Minimum Death Benefit" on page 1 of this Supplement and on page 24 of the Prospectus).


The following is an example illustrating the calculation of the Guaranteed Minimum Death Benefit. Assuming $100,000 is allocated to the Investment Funds, no subsequent contributions, no withdrawals, and no loans under a TSA Certificate, the Guaranteed Minimum Death Benefit for an Annuitant age 76 would be calculated as follows:


   ----------------------------------------------------------------------------
          End of                                    3% Roll Up to Age 85
         Contract              Annuity               Guaranteed Minimum
           Year             Account Value              Death Benefit
   ----------------------------------------------------------------------------
             1                  $105,000                   $103,000
             2                  $115,500                   $106,090
             3                  $132,825                   $109,273
             4                  $106,260                   $112,551
             5                  $116,886                   $115,927
             6                  $140,263                   $119,405
             7                  $140,263                   $122,987
   ----------------------------------------------------------------------------

The Annuity Account Values for Contract Years 1 through 7 are determined based on hypothetical rates of return of 5.00%, 10.00%, 15.00%, (20.00)%, 10.00%,
20.00% and 0.00%, respectively.

For Contract Years 1 through 3, and 5 through 7 the death benefit is equal to the Annuity Account Value, in Contract Year 4 the death benefit is equal to the Guaranteed Minimum Death Benefit.